Materials and services expenses	12 Months Ended
Dec. 31, 2020
Material Income And Expense [Abstract]
Materials and services expenses
22.	Materials and services expenses

The Group’s materials and services expenses are primarily costs related to independent contractors and vehicle operation expenses. Vehicle operation expenses consists primarily of fuel costs, repairs and maintenance, insurance, permits and operating supplies.

	2020	2019
Independent contractors	1,535,394	1,521,388
Vehicle operation expenses	516,441	613,332
	2,051,835	2,134,720